Stock-based compensation - Schedule of stock options outstanding and exercisable, USD exercise price (Details) - USD exercise price [Member] - $ / shares	Mar. 31, 2025	Mar. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding	1,450,400	0
Exercisable	1,437,067
August 26, 2027 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding	50,400
Exercisable	50,400
Exercise price - USD	$ 4.36
September 14, 2027 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding	1,000,000
Exercisable	1,000,000
Exercise price - USD	$ 1.23
July 6, 2028 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding	130,000
Exercisable	130,000
Exercise price - USD	$ 5.14
February 10, 2030 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding	200,000
Exercisable	200,000
Exercise price - USD	$ 1.09
April 6, 2031 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding	30,000
Exercisable	30,000
Exercise price - USD	$ 20.03
November 10, 2031 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding	20,000
Exercisable	6,667
Exercise price - USD	$ 20.36
December 9, 2031 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding	20,000
Exercisable	20,000
Exercise price - USD	$ 16.61